Significant Accounting Policies - Adjustments Resulting from Foreign Currency Translation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign Currency [Abstract]
Amounts charged/(credited)	$ 590	$ (3,876)	$ 7,760